Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management objectives and policies
Interest Rate Sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(16,846,382)

Foreign Currency Sensitivity
Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(1,741,683)

Maturity Profile Of Financial Liabilities
	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000
As of December 31, 2023

Loans and borrowings	1,743,105	48,480,786	284,960,634	335,184,525
Trade and other payables	49,803,473	-	-	49,803,473
	51,546,578	48,480,786	284,960,634	384,987,998
As of December 31, 2022

Loans and borrowings	6,560,210	50,072,459	140,883,742	197,516,411
Trade and other payables	23,376,350	-	-	23,376,350
	29,936,560	50,072,459	140,883,742	220,892,761